Expense Example - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Communication Services Portfolio - VIP Communication Services Portfolio - Initial Class	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 62
3 years	195
5 years	340
10 years	$ 762